Shareholder Report, Line Graph (Details) 191627_DoubleLine Low Duration Emerging Markets Fixed Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 134,537	$ 125,369	$ 115,832	$ 116,763	$ 120,497	$ 111,236	$ 111,930	$ 107,399	$ 105,950	$ 100,000	$ 141,962
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	101,589	98,596	98,101	106,709	114,008	108,925	104,538	104,937	98,097	100,000	$ 105,916
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Accumulated Value	138,972	128,543	118,524	115,581	124,771	109,333	112,499	107,805	105,650	100,000	$ 146,262
Bloomberg U.S. Aggregate 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate 1-3 Year Index
Accumulated Value	$ 117,278	$ 111,050	$ 107,233	$ 106,975	$ 110,183	$ 108,886	$ 104,071	$ 100,991	$ 100,741	$ 100,000	$ 122,009